Document and Entity Information	0 Months Ended
Sep. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 29, 2014
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Sep. 29, 2014
Document Effective Date	Sep. 29, 2014
Prospectus Date	Jun. 30, 2014
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF | Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Risk/Return:
Trading Symbol	CIZ